Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun	31 Dec
	2021	2020
	$m	$m
Guarantees and contingent liabilities:
– financial guarantees	27,274	18,384
– performance and other guarantees	80,641	78,114
– other contingent liabilities	838	1,219
At the end of the period	108,753	97,717
Commitments:[1]
– documentary credits and short-term trade-related transactions	9,201	7,178
– forward asset purchases and forward deposits placed	72,916	66,506
– standby facilities, credit lines and other commitments to lend	764,768	771,086
At the end of the period	846,885	844,770
1    Includes $661,373m of commitments at 30 June 2021 (31 December 2020: $659,783m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.